CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 24,703,260	$ 16,229,954
Cost of revenues
Total cost of revenues	(12,383,783)	(8,672,352)
Gross profit	12,319,477	7,557,602
Operating expenses
Selling and marketing expenses	(3,555,816)	(1,177,918)
General and administrative expenses	(2,690,131)	(1,224,664)
Research and development costs	(212,193)	(238,779)
Total operating expenses	(6,458,140)	(2,641,361)
Income from operations	5,861,337	4,916,241
Other income, net
Interest expenses	(6,291)	(12,474)
Interest income	149,496	35,678
Share of profits from equity method investment	1,431,032	1,107,771
Currency exchange gain	149,352	45,534
Other income, net	186,949	80,639
Total other income, net	1,910,538	1,257,148
Income before income tax provision	7,771,875	6,173,389
Income tax provision	(1,931,362)	(744,853)
Net income	5,840,513	5,428,536
Less: net income/(loss) attributable to non-controlling interests	(10,569)	1,625
Net income attributable to ZJK Industrial Co., Ltd.’s shareholders	5,851,082	5,426,911
Other comprehensive (loss)/income
Foreign currency translation adjustment attributable to parent company	559,787	(982,535)
Foreign currency translation adjustment attributable to non-controlling interests	717	31
Total comprehensive income	6,401,017	4,446,032
Comprehensive income/(loss) attributable to non-controlling interests	(9,852)	1,656
Comprehensive income attributable to ZJK Industrial Co., Ltd.’s shareholders	$ 6,410,869	$ 4,444,376
Earnings per share*
Basic	$ 0.10	$ 0.09
Diluted	$ 0.10	$ 0.09
Weighted average shares used in calculating earnings per share*
Basic	61,490,641	60,000,000
Diluted	61,510,641	60,000,000
Third Party Sales [Member]
Revenues
Total revenues	$ 15,153,800	$ 8,508,295
Cost of revenues
Total cost of revenues	(5,653,621)	(3,553,017)
Related Party Sales [Member]
Revenues
Total revenues	9,549,460	7,721,659
Cost of revenues
Total cost of revenues	$ (6,730,162)	$ (5,119,335)